Advisors Capital Growth Fund
	Schedule of Investments
	December 31, 2025 (Unaudited)
Shares		Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS

Equity
274,900	Fidelity Enhanced Large Cap Growth ETF	$ 11,463,330
9,400	Invesco QQQ TrustSM , Series 1	5,774,514
41,600	iShares Russell Mid-Cap Growth ETF	5,696,704
597,200	Schwab U.S. Large-Cap Growth ETF	19,480,664
120,800	SoFi Select 500 ETF	15,964,928
161,600	State Street® SPDR® Portfolio S&P 500® Growth ETF	17,242,720
40,000	Vanguard Growth Index ETF Shares	19,514,400
141,300	Vanguard Russell 1000 Growth Index ETF Shares	17,203,275
Total for Exchange Traded Funds (Cost - $99,810,714)		112,340,535	97.84%

MONEY MARKET FUNDS
2,676,289	Goldman Sachs Financial Square Government Fund
	Institutional Class 3.61% ***	2,676,289	2.33%
Total for Money Market Funds (Cost - $2,676,289)

	Total Investments	115,016,824	100.17%
	(Cost - $102,487,003)

	Liabilities in Excess of Other Assets	(195,982)	-0.17%

	Net Assets	$114,820,842	100.00%

*** The Yield shown represents the 7-day yield at December 31, 2025.